Consolidated Statement of Income by operating segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Sales revenues	[1]	$ 20,982	$ 9,481	$ 36,680	$ 26,624
Cost of sales		10,158	6,064	17,849	15,943
Gross profit (loss)		10,824	3,417	18,831	10,681
Income (expenses)		1,929	1,416	3,961	17,107
Selling		1,086	1,246	2,034	2,581
General and administrative		260	291	533	702
Exploration costs		191	65	405	169
Research and development		147	68	264	163
Other taxes		46	245	152	363
Impairment of assets		90		180	13,371
Income (loss) before finance expense, results of equity-accounted investments and income taxes		8,895	2,001	14,870	(6,426)
Net finance income (expenses)		2,019	(2,257)	(3,620)	(6,808)
Results in equity-accounted investments		1,026	(211)	1,209	(509)
Net income / (loss) before income taxes		11,940	(467)	12,459	(13,743)
Income taxes		3,784	(31)	4,103	(3,331)
Net income (loss) for the period		8,156	(436)	8,356	(10,412)
Attributable to:
Shareholders of Petrobras		8,121	(417)	8,301	(10,132)
Non-controlling interests		35	(19)	55	(280)
Third parties [member]
IfrsStatementLineItems [Line Items]
Sales revenues			9,481	36,680	26,624
Exploration and production [member] | Third parties [member]
IfrsStatementLineItems [Line Items]
Sales revenues			221	451	431
Refining Transportation And Marketing [member] | Third parties [member]
IfrsStatementLineItems [Line Items]
Sales revenues			8,111	32,407	23,289
Gas And Power [member] | Third parties [member]
IfrsStatementLineItems [Line Items]
Sales revenues			982	3,677	2,599
Corporate and other business [member] | Third parties [member]
IfrsStatementLineItems [Line Items]
Sales revenues			167	145	305
Operating segments [member]
IfrsStatementLineItems [Line Items]
Sales revenues		20,982	9,481	36,680	26,624
Cost of sales		(10,158)	(6,064)	(17,849)	(15,943)
Gross profit (loss)		10,824	3,417	18,831	10,681
Income (expenses)		(1,929)	(1,416)	(3,961)	(17,107)
Selling		(1,086)	(1,246)	(2,034)	(2,581)
General and administrative		(260)	(291)	(533)	(702)
Exploration costs		(191)	(65)	(405)	(169)
Research and development		(147)	(68)	(264)	(163)
Other taxes		(46)	(245)	(152)	(363)
Impairment of assets		(90)		(180)	(13,371)
Other income and expenses		(109)	499	(393)	242
Income (loss) before finance expense, results of equity-accounted investments and income taxes		8,895	2,001	14,870	(6,426)
Net finance income (expenses)		2,019	(2,257)	(3,620)	(6,808)
Results in equity-accounted investments		1,026	(211)	1,209	(509)
Net income / (loss) before income taxes		11,940	(467)	12,459	(13,743)
Income taxes		(3,784)	31	(4,103)	3,331
Net income (loss) for the period		8,156	(436)	8,356	(10,412)
Attributable to:
Shareholders of Petrobras		8,121	(417)	8,301	(10,132)
Non-controlling interests		35	(19)	55	(280)
Operating segments [member] | Exploration and production [member]
IfrsStatementLineItems [Line Items]
Sales revenues		13,509	5,165	25,175	16,042
Cost of sales		(5,606)	(3,505)	(10,840)	(9,412)
Gross profit (loss)		7,903	1,660	14,335	6,630
Income (expenses)		(457)	149	(979)	(13,379)
Selling		(5)		(5)
General and administrative		(28)	(56)	(60)	(103)
Exploration costs		(191)	(65)	(405)	(169)
Research and development		(106)	(41)	(191)	(103)
Other taxes		(23)	(74)	(41)	(90)
Impairment of assets		(7)		(102)	(13,167)
Other income and expenses		(97)	385	(175)	253
Income (loss) before finance expense, results of equity-accounted investments and income taxes		7,446	1,809	13,356	(6,749)
Net finance income (expenses)
Results in equity-accounted investments		33	(9)	56	(164)
Net income / (loss) before income taxes		7,479	1,800	13,412	(6,913)
Income taxes		(2,531)	(615)	(4,541)	2,294
Net income (loss) for the period		4,948	1,185	8,871	(4,619)
Attributable to:
Shareholders of Petrobras		4,949	1,187	8,873	(4,617)
Non-controlling interests		(1)	(2)	(2)	(2)
Operating segments [member] | Refining Transportation And Marketing [member]
IfrsStatementLineItems [Line Items]
Sales revenues		19,007	8,261	32,980	23,741
Cost of sales		(16,737)	(7,429)	(28,574)	(22,826)
Gross profit (loss)		2,270	832	4,406	915
Income (expenses)		(523)	(1,304)	(921)	(2,218)
Selling		(403)	(695)	(738)	(1,345)
General and administrative		(39)	(50)	(71)	(111)
Exploration costs
Research and development		(3)	(3)	(6)	(6)
Other taxes		(24)	(47)	(63)	(89)
Impairment of assets					(43)
Other income and expenses		(54)	(509)	(43)	(624)
Income (loss) before finance expense, results of equity-accounted investments and income taxes		1,747	(472)	3,485	(1,303)
Net finance income (expenses)
Results in equity-accounted investments		520	(259)	628	(444)
Net income / (loss) before income taxes		2,267	(731)	4,113	(1,747)
Income taxes		(595)	160	(1,185)	443
Net income (loss) for the period		1,672	(571)	2,928	(1,304)
Attributable to:
Shareholders of Petrobras		1,672	(566)	2,928	(1,268)
Non-controlling interests			(5)		(36)
Operating segments [member] | Gas And Power [member]
IfrsStatementLineItems [Line Items]
Sales revenues		2,654	1,517	4,862	3,887
Cost of sales		(1,660)	(610)	(2,992)	(1,955)
Gross profit (loss)		994	907	1,870	1,932
Income (expenses)		(665)	(654)	(1,411)	(1,327)
Selling		(669)	(539)	(1,272)	(1,213)
General and administrative		(16)	(19)	(33)	(46)
Exploration costs
Research and development		(12)		(17)	(3)
Other taxes		(24)	(3)	(47)	(12)
Impairment of assets		(79)		(79)
Other income and expenses		135	(93)	37	(53)
Income (loss) before finance expense, results of equity-accounted investments and income taxes		329	253	459	605
Net finance income (expenses)
Results in equity-accounted investments		33	25	73	23
Net income / (loss) before income taxes		362	278	532	628
Income taxes		(111)	(86)	(156)	(206)
Net income (loss) for the period		251	192	376	422
Attributable to:
Shareholders of Petrobras		226	169	330	383
Non-controlling interests		25	23	46	39
Operating segments [member] | Corporate and other business [member]
IfrsStatementLineItems [Line Items]
Sales revenues		116	203	271	401
Cost of sales		(114)	(205)	(264)	(398)
Gross profit (loss)		2	(2)	7	3
Income (expenses)		(278)	399	(638)	(169)
Selling		(3)	(6)	(7)	(10)
General and administrative		(177)	(166)	(369)	(442)
Exploration costs
Research and development		(26)	(24)	(50)	(51)
Other taxes		25	(121)	(1)	(172)
Impairment of assets		(4)		1	(161)
Other income and expenses		(93)	716	(212)	667
Income (loss) before finance expense, results of equity-accounted investments and income taxes		(276)	397	(631)	(166)
Net finance income (expenses)		2,019	(2,257)	(3,620)	(6,808)
Results in equity-accounted investments		440	32	452	76
Net income / (loss) before income taxes		2,183	(1,828)	(3,799)	(6,898)
Income taxes		(666)	577	1,167	1,203
Net income (loss) for the period		1,517	(1,251)	(2,632)	(5,695)
Attributable to:
Shareholders of Petrobras		1,506	(1,216)	(2,643)	(5,414)
Non-controlling interests		11	(35)	11	(281)
Operating segments [member] | Eliminations [member]
IfrsStatementLineItems [Line Items]
Sales revenues		(14,304)	(5,665)	(26,608)	(17,447)
Cost of sales		13,959	5,685	24,821	18,648
Gross profit (loss)		(345)	20	(1,787)	1,201
Income (expenses)		(6)	(6)	(12)	(14)
Selling		(6)	(6)	(12)	(13)
General and administrative
Exploration costs
Research and development
Other taxes
Impairment of assets
Other income and expenses					(1)
Income (loss) before finance expense, results of equity-accounted investments and income taxes		(351)	14	(1,799)	1,187
Net finance income (expenses)
Results in equity-accounted investments
Net income / (loss) before income taxes		(351)	14	(1,799)	1,187
Income taxes		119	(5)	612	(403)
Net income (loss) for the period		(232)	9	(1,187)	784
Attributable to:
Shareholders of Petrobras		(232)	9	(1,187)	784
Non-controlling interests
Elimination of intersegment amounts [member] | Exploration and production [member]
IfrsStatementLineItems [Line Items]
Sales revenues		13,271	4,944	24,724	15,611
Elimination of intersegment amounts [member] | Refining Transportation And Marketing [member]
IfrsStatementLineItems [Line Items]
Sales revenues		338	150	573	452
Elimination of intersegment amounts [member] | Gas And Power [member]
IfrsStatementLineItems [Line Items]
Sales revenues		633	535	1,185	1,288
Elimination of intersegment amounts [member] | Corporate and other business [member]
IfrsStatementLineItems [Line Items]
Sales revenues		62	36	126	96
Elimination of intersegment amounts [member] | Eliminations [member]
IfrsStatementLineItems [Line Items]
Sales revenues		(14,304)	$ (5,665)	$ (26,608)	$ (17,447)
Third parties [member]
IfrsStatementLineItems [Line Items]
Sales revenues		20,982
Third parties [member] | Exploration and production [member]
IfrsStatementLineItems [Line Items]
Sales revenues		238
Third parties [member] | Refining Transportation And Marketing [member]
IfrsStatementLineItems [Line Items]
Sales revenues		18,669
Third parties [member] | Gas And Power [member]
IfrsStatementLineItems [Line Items]
Sales revenues		2,021
Third parties [member] | Corporate and other business [member]
IfrsStatementLineItems [Line Items]
Sales revenues		$ 54

[1]	Sales revenues by business segment are set out in note 8.